Equity-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Schedule of Nonvested Restricted Stock Units Activity	summary of the RSU award activity for the six months ended July 3, 2021 is as follows (number of units in thousands):

	Number of units	Weighted- average grant- date fair value per unit
Outstanding at December 31, 2020	—	$—
Granted	945	14.38

Outstanding at April 3, 2021	945	14.38
Granted	2	14.90
Forfeited/canceled	(4)	13.53

Outstanding at July 3, 2021	943	$14.38

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	A summary of the Company’s assumptions used in determining the fair value of the stock options granted during the six months ended July 3, 2021 is shown in the following table.

Risk-free interest rate	0.59% - 1.19%
Expected dividend yield	—%
Expected stock price volatility	33.1% - 33.5%
Expected life of stock options	5.75 - 6.25
Weighted-average fair value of stock options granted	$4.21 - 5.29

Schedule of Stock Options Roll Forward	A summary of stock option activity is as follows for the six months ended July 3, 2021 (number of options in thousands):

	Number of options	Weighted- average exercise price	Weighted average remaining contractual term
Outstanding at December 31, 2020	—	$—
Granted	4,621	13.03

Outstanding at April 3, 2021	4,621	13.03
Granted	4	14.90

Outstanding at July 3, 2021	4,625	13.03	3.3 years

Bio Ventus LLC [Member]
Summary of Phantom Plan Award activity
A summary of the award activity of the Phantom Plan for the year ended December 31, 2020 is as follows (number of awards in thousands):

	2012 Phantom Units		2015 Phantom Units
(awards in thousands)	Number of awards	Weighted average grant-date fair value	Number of awards	Weighted average grant-date fair value
Outstanding at December 31, 2019	658	$5.72	1,139	$10.24
Granted	—	$—	553	$10.29
Converted to cash	—	$—	(146)	$6.45
Forfeited	—	$—	(124)	$12.98

Outstanding at December 31, 2020	658	$5.72	1,422	$10.41

Awards vested at December 31, 2020	658	$5.72	495	$8.15

Bio Ventus LLC [Member] | Other Phantom Unit [Member]
Summary of Phantom Plan Award activity

	2012 Phantom Units		2015 Phantom Units
(awards in thousands)	Number of awards	Weighted average grant-date fair value	Number of awards	Weighted average grant-date fair value
Nonvested at December 31, 2019	2	$10.01	667	$12.71
Vested during 2020	2	$10.01	147	$10.81
Nonvested at December 31, 2020	—	$—	927	$11.62